ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses Details Abstract
Accounts payable	$ 81,822	$ 175,405	$ 261,767
Accrued officers compensation	1,018,750	811,250	500,000
Accrued royalties	300,508	174,985	271,321
Other	46,701	149,835	62,909
Total	$ 1,447,781	$ 1,311,475	$ 1,095,995